Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Transactions in Derivative Financial Instruments

To manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:

	For the year ended December
	2025	2024
	€ in thousands
Derivatives presented under current assets
Swap contracts	110	146
Financial power swap	3,633	-
	3,743	146

Derivatives presented under non-current assets
Swap contracts	844	716
Financial power swap	11,589	15,258
	12,433	15,974

Derivatives presented under current liabilities
Forward	-	(1)
Swap contracts	(85)	(43)
Financial power swap	(590)	(1,831)
	(675)	(1,875)

Derivatives presented under non-current liabilities
Swap contracts	-	(288)
Financial power swap	(1,300)	-
	(1,300)	(288)

Schedule of Forward and Swap Contracts

The following table sets forth the details of the Company’s financial power swap and swap contracts with banking institutions:

	December 31, 2025
	Currency/	Currency/
	linkage/interest rate	linkage/interest rate	Date of	Fair value -
	receivable	Payable	expiration	€ in thousand

Euro 17.6 million interest swap transaction for a period of 18 years, semi-annually.	Euribor 6 months	Fixed 1%	December 20, 2037	905
Euro 9.6 million interest swap transaction for a period of 13 years, semi-annually.	Euribor 6 months	Fixed 0.465%	June 30, 2037	(36)
Financial power swap - electricity price swap fixed for float	Electricity price in Spain	Fixed price	September 30, 2030	15,222
Financial power swap - electricity price swap fixed for float	Electricity price in Italy	Fixed price	January 31, 2034	(1,890)

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:

	December 31, 2025
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2-3 years	4-5 years	5 years
	€ in thousands
Non-derivative financial liabilities
Long-term loans, including current maturities	351,746	455,346	29,358	48,415	53,117	324,456

Debentures	249,177	305,293	54,391	107,173	93,370	50,359

Lease liabilities	36,335	69,940	2,138	5,658	5,656	56,488

Trade payables, other accounts payable and other long-term liabilities	20,277	20,277	20,277	-	-	-
	657,535	850,856	106,164	161,246	152,143	431,303

Derivative finance liabilities
Swap contract	36	36	85	72	2	(123)

Financial power swap	1,890	1,890	590	469	55	776
	1,926	1,926	675	541	57	653
	December 31, 2024
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2-3 years	4-5 years	5 years
	€ in thousands
Non-derivative financial liabilities
Long-term loans, including current maturities	303,496	401,355	34,629	48,225	49,960	268,541

Debentures	191,529	227,731	46,750	85,480	82,181	13,320

Lease liabilities	26,038	49,029	1,613	4,101	4,742	38,573

Trade payables, other accounts payable and other long-term liabilities	17,597	17,597	16,724	873	-	-
	538,660	695,712	99,716	138,679	136,883	320,434

Derivative finance liabilities
Swap contract	331	331	43	121	70	97

Schedule of Company's Exposure to Linkage and Foreign Currency Risk

The Company’s exposure to linkage and foreign currency risk was as follow:

	December 31, 2025
	Non-monetary/ Non finance	NIS	USD	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	49,873	756	36,985	87,614
Restricted cash	-	-	-	656	656
Intangible asset from green certificates	29	-	-	-	29
Trade and revenue receivables	-	13	213	7,010	7,236
Other receivables	4,589	484	-	9,845	14,918
Derivatives asset ST	-	-	-	3,743	3,743
Non-current assets:
Investments in equity accounted investees	59,542	-	-	-	59,542
Fixed assets	566,876	-	-	-	566,876
Right-of-use asset	44,386	-	-	-	44,386
Restricted cash and deposits	-	3,756	-	12,315	16,071
Deferred tax	11,914	-	-	-	11,914
Long term receivables	17,553	544	-	-	18,097
Derivatives	-	-	-	12,433	12,433
Current liabilities:
Current maturities of long-term bank loans	-	-	(4,258)	(12,977)	(17,235)
Current maturities of long-term loans	-	-	-	(3,666)	(3,666)
Current maturities of debentures	-	(39,803)	-	-	(39,803)
Trade payables	-	(626)	(117)	(5,976)	(6,719)
Other payables	(2,045)	(7,573)	(3,056)	(4,471)	(17,145)
Current maturities of derivatives	-	-	-	(675)	(675)
Current maturities of lease liabilities	-	(126)	(8)	(710)	(844)
Warrants	-	(5,929)	-	-	(5,929)

Non-current liabilities:
Long-term lease liabilities	-	(3,346)	(3,191)	(28,954)	(35,491)
Liabilities to banks	-	(86,216)	-	(186,172)	(272,388)
Other long-term loans	-	(12,012)	-	(46,445)	(58,457)
Debentures	-	(209,374)	-	-	(209,374)
Deferred tax	(3,170)	-	-	-	(3,170)
Other long-term liabilities	-	(121)	(6,047)	(11)	(6,179)
Derivatives				(1,300)	(1,300)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	699,674	(310,456)	(15,708)	(208,370)	165,140
	December 31, 2024
	Non-monetary/ Non finance	NIS	USD	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	28,147	1,831	11,156	41,134
Restricted cash	-	-	-	656	656
Intangible asset from green certificates	178	-	-	-	178
Trade and revenue receivables	-	-	-	5,393	5,393
Other receivables	1,215	1,872	62	12,192	15,341
Derivatives asset ST	-	-	-	146	146
Non-current assets:
Investments in equity accounted investees	41,324	-	-	-	41,324
Advances on account of investments	547	-	-	-	547
Fixed assets	482,747	-	-	-	482,747
Right-of-use asset	34,315	-	-	-	34,315
Restricted cash and deposits	-	5,004	-	12,048	17,052
Deferred tax	9,039	-	-	-	9,039
Long term receivables	12,874	537	-	-	13,411
Derivatives	-	-	-	15,974	15,974
Current liabilities:
Current maturities of long-term bank loans	-	-	(9,551)	(11,765)	(21,316)
Current maturities of long-term loans	-	-	-	(5,866)	(5,866)
Current maturities of debentures	-	(35,706)	-	-	(35,706)
Trade payables	-	(255)	(4,269)	(4,332)	(8,856)
Other payables	(178)	(6,466)	(51)	(4,201)	(10,896)
Current maturities of derivatives	-	(1)	-	(1,874)	(1,875)
Current maturities of lease liabilities	-	(118)	(10)	(586)	(714)
Warrants	-	(1,446)	-	-	(1,446)

Non-current liabilities:
Long-term lease liabilities	-	(3,350)	(2,021)	(19,953)	(25,324)
Liabilities to banks	-	(79,541)	-	(166,325)	(245,866)
Other long-term loans	-	(10,209)	-	(20,239)	(30,448)
Debentures	-	(155,823)	-	-	(155,823)
Deferred tax	(2,609)	-	-	-	(2,609)
Other long-term liabilities	-	(939)	-	-	(939)
Derivatives				(288)	(288)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	579,452	(258,294)	(14,009)	(177,864)	129,285

Schedule of Significant Exchange Rates

Information regarding significant exchange rates:

	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2025	12.8	1.174	(1.3)	3.746
1 Euro in 2024	(5.9)	1.041	(5.4)	3.796

Schedule of Sensitivity Analysis of Equity	The analysis assumes that all other variables, in particular interest rates, remain constant.
	December 31, 2025
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	748	(827)
5% in NIS	(15,523)	15,523

	December 31, 2024
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	667	(737)
5% in NIS	(12,915)	12,915

Schedule of Change in Interest Rate Profit (Loss)

A change in interest rate would have increased (decreased) the profit in the financial statements by the amounts shown below:

	December 31,
	2025	2024
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	983	1,098
Increase of 3%	2,772	2,898
Decrease of 1%	(807)	(703)
Decrease of 3%	(2,595)	(2,504)

Schedule of Fair Values of the Other Financial Liabilities

The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2025
	Carrying	Fair value			Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	249,177	252,523	-	-
Loans from banks and others (including current maturities)	351,746	-	308,989	-	Discounting future cash flows by the market interest rate on the date of measurement.	See Note 21F(2)
	600,923	252,523	308,989	-

	December 31, 2024
	Carrying	Fair value			Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	191,529	189,090	-	-
Loans from banks and others (including current maturities)	303,496	-	246,554	-	Discounting future cash flows by the market interest rate on the date of measurement.	See Note 21F(2)
	495,025	189,090	246,554	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

December 31,
	2025	2024
%
Non-current liabilities:
Loans from banks	Discount rate of Euribor+ 2% and + 2.5% with a zero floor	Discount rate of Euribor+ 2% and + 2.5% with a zero floor
Loans from banks	fixed rate for several years 3.1%-7.85% Linkage to Euribor	fixed rate for several years 3.1%-6% Linkage to Euribor
Loans from banks	2.75%-4.78% Linkage to Consumer price index in Israel	2.75%-4.78% Linkage to Consumer price index in Israel
Loans from banks	Floating interest rate based on the USA Bank Rate minus a spread of 0.75%.	Floating interest rate based on the USA Bank Rate minus a spread of 0.75%.
Loans from banks	fixed rate of 2.58%-4.5%	fixed rate of 2.58%-3.03%
Loans from others	Euribor+ 5.27% and +3.5%	Euribor+ 5.27%
Loans from others	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%

Schedule of Fair Values Hierarchy
	December 31, 2025
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Warrants	(3,687)	-	(2,232)	(5,929)	Fair value is measured using the Binomial Option Pricing Model.
Swap contracts	-	905	-	905	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts		(36)		(36)	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap			15,222	15,222	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap			(1,890)	(1,890)	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

	December 31, 2024
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Warrants	(1,446)	-	-	(1,446)	Fair value is measured at trade market.
Swap contracts	-	862	-	862	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts		(331)		(331)	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap			13,427	13,427	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Forward	-	-	(1)	(1)	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value

The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets (liability)
Financial power swap
€ in thousands

Balance as at January 1, 2024	5,698

Total income recognized in profit or loss	(127)

Total income recognized in other comprehensive income	7,856

Balance as at December 31, 2024	13,427

Total income recognized in profit or loss	(3,636)

Total income recognized in other comprehensive income	5,431

Balance as at December 31, 2025	15,222

Financial assets (liability)
Financial power swap
€ in thousands

Balance as at January 1, 2025	-

Total income recognized in profit or loss	469

Total income recognized in other comprehensive income	(2,359)

Balance as at December 31, 2025	(1,890)